Interest income and expense (Tables)	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

	For the three months ended											For the six months ended
	April 30, 2020				January 31, 2020				April 30, 2019			April 30, 2020				April 30, 2019
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense	Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$7,406		$3,390		$7,797		$3,777		$7,641		$3,892	$15,203		$7,167		$15,211		$7,603
Measured at FVOCI (1)	303		–		318		–		378		–	621		–		731		–
	7,709		3,390		8,115		3,777		8,019		3,892	15,824		7,167		15,942		7,603
Other	129	(2)	31	(3)	121	(2)	67	(3)	82	(2)	16	250	(2)	98	(3)	150	(2)	22
Total	$7,838		$3,421		$8,236		$3,844		$8,101		$3,908	$16,074		$7,265		$16,092		$7,625
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)	Includes interest on lease liabilities for the three months ended April 30, 2020 – $30 (January 31, 2020 – $30) and for the six months ended April 30, 2020 – $60 .